Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

9. PROPERTY, PLANT AND EQUIPMENT

December 31, 2013 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	12,413	4,215	671	8,869
Distribution	8,498	3,046	316	5,768
Communication	1,060	560	53	553
Administration and Service	1,380	716	38	702
Easements	617	78	—	539

	23,968	8,615	1,078	16,431

December 31, 2012 (millions of Canadian dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	11,840	3,990	641	8,491
Distribution	8,005	2,879	234	5,360
Communication	1,024	516	57	565
Administration and Service	1,314	668	123	769
Easements	614	92	—	522

	22,797	8,145	1,055	15,707

Financing charges capitalized on property, plant and equipment under construction were $48 million in 2013 (2012 – $56 million).